Consolidated Statements of Equity - JPY (¥)	Total	Capital stock	Capital surplus	Retained earnings appropriated for legal reserve	Unappropriated retained earnings	Unappropriated retained earnings Revision of Prior Period, Accounting Standards Update, Adjustment	Accumulated other comprehensive income (loss), net of taxes:	Accumulated other comprehensive income (loss), net of taxes: Revision of Prior Period, Accounting Standards Update, Adjustment	Treasury stock, at cost:	Total Mitsubishi UFJ Financial Group shareholders’ equity	Noncontrolling interests:	Noncontrolling interests: Revision of Prior Period, Accounting Standards Update, Adjustment
Balance at beginning of fiscal year at Mar. 31, 2020		¥ 2,090,270,000,000	¥ 5,533,520,000,000	¥ 239,571,000,000	¥ 8,079,530,000,000		¥ (420,417,000,000)		¥ (505,987,000,000)		¥ 728,029,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation			2,762,000,000
Retirement of common stock			0						0
Other—net			(2,521,000,000)								(63,000,000)
Net income (loss) before attribution of noncontrolling interests	¥ 1,163,394,000,000				1,117,298,000,000
Common stock—¥25.00 per share in 2021, ¥26.00 per share in 2022, and ¥30.50 per share in 2023					(321,089,000,000)
Losses on sales of shares of treasury stock					(1,000,000)
Elimination of the difference in reporting periods of the transferred business (Note 2)					0		0
Net change during the fiscal year	81,840,000,000						130,902,000,000				(49,062,000,000)
Purchases of shares of treasury stock (Note 18)									(20,000,000)
Sales of shares of treasury stock									2,598,000,000
Net decrease (increase) resulting from changes in interests in consolidated subsidiaries, consolidated VIEs, and affiliated companies									337,000,000
Initial subscriptions of noncontrolling interests											9,246,000,000
Transactions between the consolidated subsidiaries and the related noncontrolling interest shareholders											(96,335,000,000)
Decrease in noncontrolling interests related to deconsolidation of subsidiaries											(22,430,000,000)
Decrease in noncontrolling interests related to disposition of subsidiaries											(23,000,000)
Net income attributable to noncontrolling interests	(46,096,000,000)										46,096,000,000
Dividends paid to noncontrolling interests											(6,523,000,000)
Balance at end of fiscal year at Mar. 31, 2021	16,244,554,000,000	2,090,270,000,000	5,533,761,000,000	239,571,000,000	8,589,900,000,000		(289,481,000,000)		(503,072,000,000)	¥ 15,660,949,000,000	583,605,000,000
Balance at end of fiscal year (Effect of adopting new guidance on measurement of credit losses on financial instruments) at Mar. 31, 2021						¥ (285,838,000,000)		¥ 34,000,000				¥ (25,330,000,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation			1,555,000,000
Retirement of common stock			204,456,000,000						204,456,000,000
Other—net			(3,088,000,000)								1,000,000
Net income (loss) before attribution of noncontrolling interests	(44,216,000,000)				(83,320,000,000)
Common stock—¥25.00 per share in 2021, ¥26.00 per share in 2022, and ¥30.50 per share in 2023					(333,934,000,000)
Losses on sales of shares of treasury stock					0
Elimination of the difference in reporting periods of the transferred business (Note 2)					0		0
Net change during the fiscal year	552,485,000,000						516,514,000,000				35,971,000,000
Purchases of shares of treasury stock (Note 18)									(158,529,000,000)
Sales of shares of treasury stock									5,581,000,000
Net decrease (increase) resulting from changes in interests in consolidated subsidiaries, consolidated VIEs, and affiliated companies									(660,000,000)
Initial subscriptions of noncontrolling interests											5,647,000,000
Transactions between the consolidated subsidiaries and the related noncontrolling interest shareholders											67,300,000,000
Decrease in noncontrolling interests related to deconsolidation of subsidiaries											(14,468,000,000)
Decrease in noncontrolling interests related to disposition of subsidiaries											(80,000,000)
Net income attributable to noncontrolling interests	(39,104,000,000)										39,104,000,000
Dividends paid to noncontrolling interests											(25,626,000,000)
Balance at end of fiscal year at Mar. 31, 2022	16,296,522,000,000	2,090,270,000,000	5,327,772,000,000	239,571,000,000	8,172,646,000,000		227,033,000,000		(452,224,000,000)	15,605,068,000,000	691,454,000,000
Balance at end of fiscal year (Effect of adopting new guidance on measurement of credit losses on financial instruments) at Mar. 31, 2022						0		0				0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation			(6,022,000,000)
Retirement of common stock			418,098,000,000						418,098,000,000
Other—net			(1,497,000,000)								(939,000,000)
Net income (loss) before attribution of noncontrolling interests	630,321,000,000				599,908,000,000
Common stock—¥25.00 per share in 2021, ¥26.00 per share in 2022, and ¥30.50 per share in 2023					(379,571,000,000)
Losses on sales of shares of treasury stock					0
Elimination of the difference in reporting periods of the transferred business (Note 2)					(223,273,000,000)		(20,291,000,000)
Net change during the fiscal year	657,399,000,000						637,450,000,000				19,949,000,000
Purchases of shares of treasury stock (Note 18)									(450,376,000,000)
Sales of shares of treasury stock									2,118,000,000
Net decrease (increase) resulting from changes in interests in consolidated subsidiaries, consolidated VIEs, and affiliated companies									(168,000,000)
Initial subscriptions of noncontrolling interests											3,316,000,000
Transactions between the consolidated subsidiaries and the related noncontrolling interest shareholders											(10,174,000,000)
Decrease in noncontrolling interests related to deconsolidation of subsidiaries											(9,925,000,000)
Decrease in noncontrolling interests related to disposition of subsidiaries											(2,489,000,000)
Net income attributable to noncontrolling interests	(30,413,000,000)										30,413,000,000
Dividends paid to noncontrolling interests											(18,784,000,000)
Balance at end of fiscal year at Mar. 31, 2023	¥ 16,466,167,000,000	¥ 2,090,270,000,000	¥ 4,902,155,000,000	¥ 239,571,000,000	¥ 8,169,710,000,000		¥ 844,192,000,000		¥ (482,552,000,000)	¥ 15,763,346,000,000	¥ 702,821,000,000
Balance at end of fiscal year (Effect of adopting new guidance on measurement of credit losses on financial instruments) at Mar. 31, 2023						¥ 0		¥ 0				¥ 0